Other comprehensive income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other comprehensive income
29. Other comprehensive income

	2020
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	(109)	—	(109)	—	(109)
Net exchange differences on translation of foreign operations – associates	—	—	—	—	—	—
Currency translation adjustment disposed	—	(70)	—	(70)	—	(70)
Attributable tax	—	—	(13)	(13)	—	(13)

Items that are not reclassified to the income statement
Fair value gain on other financial assets	14	—	—	14	—	14
Attributable tax	—	—	(6)	(6)	—	(6)
Remeasurement of retirement benefit obligations – Group	—	—	(23)	(23)	—	(23)
Remeasurement of retirement benefit obligations – associates	—	—	—	—	—	—
Attributable tax	—	—	2	2	—	2

Other comprehensive (expense)/income for the year	14	(179)	(40)	(205)	—	(205)

	2019
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	(113)	—	(113)	—	(113)
Net exchange differences on translation of foreign operations – associates	—	(2)	—	(2)	—	(2)
Currency translation adjustment disposed	—	4	—	4	—	4
Attributable tax	—	—	5	5	—	5

Items that are not reclassified to the income statement
Fair value gain on other financial assets	20	—	—	20	—	20
Attributable tax	—	—	(4)	(4)	—	(4)
Remeasurement of retirement benefit obligations – Group	—	—	(145)	(145)	—	(145)
Remeasurement of retirement benefit obligations – associates	—	—	(4)	(4)	—	(4)
Attributable tax	—	—	22	22	—	22

Other comprehensive (expense)/income for the year	20	(111)	(126)	(217)	—	(217)

	2018
	Attributable to equity holders of the company				Non- controlling interest	Total
All figures in £ millions	Fair value reserve	Translation reserve	Retained earnings	Total
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations – Group	—	91	—	91	—	91
Net exchange differences on translation of foreign operations – associates	—	(1)	—	(1)	—	(1)
Currency translation adjustment disposed	—	(4)	—	(4)	—	(4)
Attributable tax	—	—	(4)	(4)	—	(4)

Items that are not reclassified to the income statement
Fair value gain on other financial assets	8	—	—	8	—	8
Attributable tax	—	—	—	—	—	—
Remeasurement of retirement benefit obligations – Group	—	—	22	22	—	22
Remeasurement of retirement benefit obligations – associates	—	—	3	3	—	3
Attributable tax	—	—	9	9	—	9

Other comprehensive (expense)/income for the year	8	86	30	124	—	124